Revenues (Tables)	12 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Schedule of Operating Sales

a) Operating sales

	2026	2025	2024
Sales of grains	563,828	442,530	420,072
Sales of cotton	99,146	90,583	79,800
Sales of sugarcane	199,604	325,265	239,313
Sales of beef cattle	40,591	26,457	31,362
Lease	13,443	11,868	17,833
Other revenues	5,604	5,026	7,400
Gross operating revenue	922,216	901,729	795,780

Sales deductions
Taxes on sales	(30,564)	(24,286)	(24,654)
Net revenue	891,652	877,443	771,126

Schedule of Sale of Farms
b)	Sale of farms

	2026	2025	2024
Sale of farm (i)	4,417	343,113	421,549
Adjustment to present value	(353)	(101,814)	(127,024)
Gross revenue from sale of farm	4,064	241,299	294,525

Sales taxes	(84)	(8,304)	(10,751)
Cost of sale of farm	(1,902)	(52,909)	(35,399)

Gain from sale of farm	2,078	180,086	248,375
Selling expenses	-	(6,825)	(5,787)
Income tax and social contribution	(31)	(7,007)	(9,072)
Net gain from sale of farms	2,047	166,254	233,516